Business Combination (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Summary of Purchase Price Consideration

The following table summarizes the purchase price consideration (in thousands):

Revolving line of credit	$10,000
Issuance of bonds, net of issuance costs	1,246,646
Contributed equity	713,821
Less: Transaction costs	(31,540)
Less: Net worth adjustment	(3,289)

Total purchase consideration	$1,935,638

Blackstone Group [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 31, 2013 (in thousands):

Current assets acquired	$73,239
Property, plant and equipment	29,293
Other assets	30,535
Intangible assets	1,062,300
Goodwill	880,302
Current liabilities assumed	(100,258)
Deferred income tax liability	(33,996)
Other liabilities	(5,777)

Total purchase price allocation	$1,935,638

Smartrove [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 31, 2013 (in thousands):

Net assets acquired from Smartrove—Cash	$3
Deferred income tax liability	(1,533)
Intangible assets (See Note 10)	4,040
Goodwill	1,765

Total fair value of the assets acquired and liabilities assumed	$4,275

Space Monkey Acquisition [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Space Monkey	$404
Deferred tax liability	(1,106)
Intangible assets (See Note 9)	8,300
Goodwill	7,402

Total estimated fair value of the assets acquired and liabilities assumed	$15,000

Wildfire Acquisition [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Wildfire	$96
Intangible assets (See Note 9)	2,900
Goodwill	504

Total cash consideration	3,500
Estimated net working capital adjustment	(61)

Total fair value of the assets acquired and liabilities assumed	$3,439